Note 36 - Related Party Transactions - Summary of Transactions with Related Party Pension Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary of Transactions with Related Party Pension Plans
Equity shares issued by the Group held in plan assets	€ 0	€ 0
Other assets	2	1
Fees paid from plan assets to asset managers of the Group	16	21
Market value of derivatives with a counterparty of the Group	679	698
Notional amount of derivatives with a counterparty of the Group	€ 9,730	€ 8,146